UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:  __; Amendment Number: __
  This Amendment (Check only one.) __ is a restatement.
                                   ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Grand-Jean Capital Management, Inc.
Address:    One Market - Steuart Tower
            Suite 2600
            San Francisco, CA  94105

Form 13F File Number:   28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Crystal Smolinski
Title:      Chief Compliance Officer
Phone:      (415) 512-8512

Signature, Place and Date of Signing:



Crystal Smolinski                   San Francisco, CA       November 11, 2009


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         50

Form 13F Information Table Value Total:         191,810 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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





NAME OF ISSUER         TITLE OF              VALUE              SH/   PUT/   INV.     OTHER
                       CLASS      CUSIP      X1000    SHARES    PRN   CALL   DISC.    MGR    VOTING AUTH
                                                                                             SOLE        SHR    NONE
Abbott Labes           COM        002824100  698      14,100    SH           SOLE            14,100
Adobe Systems Inc      COM        00724F101  264      8,000     SH           SOLE            8,000
Allstate Corporation   COM        020002101  306      10,000    SH           SOLE            10,000
Amgen Incorporated     COM        031162100  1,400    23,240    SH           SOLE            23,240
BP Plc                 SPONSORED  055622104  253      4,746     SH           SOLE            4,746
                       ADR
Betawave Corp          COM        08660F100  15       190,530   SH           SOLE            190,530
Citigroup Inc          COM        172967101  339      70,000    SH           SOLE            70,000
Comcast Corp Cl A      CL A       20030N200  623      38,718    SH           SOLE            38,718
Special New
Covanta Holding Corp   COM        2228E102   5,172    304,250   SH           SOLE            304,250
Chevrontexaco Corp     COM        166764100  223      3,171     SH           SOLE            3,171
Deutsche Bank New      COM        D18190898  384      5,000     SH           SOLE            5,000
Emerson Electric Co    COM        69318P106  2,455    61,251    SH           SOLE            61,251
Gilead Sciences Inc    COM        375558103  1,669    35,896    SH           SOLE            35,896
International          COM        459200101  1,059    8,855     SH           SOLE            8,855
Business Machines
Johnson & Johnson      COM        478160104  871      14,310    SH           SOLE            14,310
Common
JP Morgan Chase        COM        46625H100  12,357   282,000   SH           SOLE            282,000
Loews Corporation      COM        540424108  308      9,000     SH           SOLE            9,000
Legacy Reserves Lp     UNIT LP    524707304  448      26,450    SH           SOLE            26,450
                       INT
McDonalds Corp         COM        580135101  9,539    167,145   SH           SOLE            167,145
Martin Marietta Matrls COM        573284106  905      9,830     SH           SOLE            9,830
Monsanto Co            COM        61166W101  6,142    79,350    SH           SOLE            79,350
Barclays Bank Ipath    COM        06738C786  405      17,000    SH           SOLE            17,000
Ten
Oracle Corp            COM        68389X105  4,199    201,502   SH           SOLE            201,502
Plains All American    COM        726503105  1,907    41,195    SH           SOLE            41,195
Pipel
Procter & Gamble       COM        742718109  10,171   175,600   SH           SOLE            175,600
Qualcomm               COM        747525103  8,843    196,602   SH           SOLE            196,602
Schlumberger           COM        806857108  8,371    140,455   SH           SOLE            140,455
Gunther International  COM        403203102  3        10,000    SH           SOLE            10,000
LTD
Wave Systems Corp Cl   CL A       943526301  9        10,000    SH           SOLE            10,000
A new
Wells Fargo & Co New   COM        949746101  308      10,925    SH           SOLE            10,925
Del
Willis Lease Finance   COM        970646105  419      30,643    SH           SOLE            30,643
Corp
Williams Pipeline      COM        96950K103  741      38,700    SH           SOLE            38,700
Ptnrs
Washington Post Co Cl  CL B       939640108  3,764    8,041     SH           SOLE            8,041
B
Energy Sel Sect Spdr   SBI        81369Y506  216      4,000     SH           SOLE            4,000
Fd                     INT-ENERGY
Exxon Mobil Corp       COM        30231G102  1,426    20,780    SH           SOLE            20,780
Xto Energy Inc         COM        98385x106  4,856    117,510   SH           SOLE            117,510
Comcast Corp (New)     CL A       20030N101  8,028    475,600   SH           SOLE            475,600
Class A
Daimler A G            COM        D1668R123  428      8,500     SH           SOLE            8,500
Kraft Foods Inc        COM        50075N104  6,291    239,483   SH           SOLE            239,483
Pepsico Inc            COM        713448108  15,097   257,366   SH           SOLE            257,366
Enterprise Prod        COM        293792107  1,992    70,325    SH           SOLE            70,325
Partners LP
Arch Capital           ORD        G0450A105  11,931   176,652   SH           SOLE            176,652
Berkshire Hathaway B   CL B       84670207   9,324    2,806     SH           SOLE            2,806
Northern Trust Corp    COM        665859104  6,347    109,135   SH           SOLE            109,135
Burlington Northern    COM        12189T104  9,432    118,155   SH           SOLE            118,155
Santa Fe
Illinois Tool Works    COM        452308109  7,838    183,525   SH           SOLE            183,525
Cisco Systems Inc      COM        17245R102  696      29,550    SH           SOLE            29,550
Microsoft Inc          COM        594918104  5,125    199,250   SH           SOLE            199,250
Crown Holdings Inc     COM        228368106  9,192    337,950   SH           SOLE            337,950
American Tower Corp    COM        029912201  9,021    247,828   SH           SOLE            247,828



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